Related Party Transactions (Details) - USD ($)			1 Months Ended	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Apr. 08, 2021	Mar. 04, 2021	Mar. 31, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Oct. 19, 2022	Jul. 18, 2022	Jul. 28, 2021	Jul. 22, 2021
Related Party Transactions (Details) [Line Items]
Purchased full option of additional shares (in Shares)													1,875,000
Founder shares outstanding (in Shares)												3,457,807
Founder Shares (in Shares)	75,000
Shares granted percentage	100.00%
Business combination description						The Company’s initial stockholders, including the Interests transferred to the Company’s officers and directors, have agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) six months after the completion of the initial Business Combination; and (B) subsequent to the initial Business Combination (x) if the closing price of the shares of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after the initial Business Combination or (y) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the public stockholders having the right to exchange their shares of common stock for cash, securities or other property (except with respect to permitted transferees). Any permitted transferees would be subject to the same restrictions and other agreements of the Company’s initial stockholders with respect to any Founder Shares (the “lock-up”)
Loan amount		$ 300,000
Principal amount									$ 300,000	$ 1,383,123	$ 1,383,123
Unpaid principal amount											$ 1,383,123
Conversion price per share (in Dollars per share)											$ 10
Deposit to trust account										$ 1,383,123
Outstanding amount				$ 3,067,015		$ 3,067,015		$ 0	$ 2,767,015
Convertibility loan description						Up to $1,500,000 of such loans may be convertible into private placement-equivalent units at a price of $10.00 per unit (which, for example, would result in the holders being issued 150,000 units if $1,500,000 of notes were so converted), at the option of the lender.			Up to $1,500,000 of such loans may be convertible into private placement-equivalent units at a price of $10.00 per unit (which, for example, would result in the holders being issued 150,000 units if $1,500,000 of notes were so converted), at the option of the lender.
Office space, secretarial and administrative expenses						$ 10,000			$ 10,000
Administrative support fees				$ 30,000	$ 30,000	$ 60,000	$ 60,000	54,237	120,000
Outstanding								$ 2,903	$ 0
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Outstanding shares percentage			20.00%
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Founder shares were subject to forfeiture (in Shares)			468,750
Purchased an additional shares (in Shares)													1,331,230
Class B Common Stock [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Consideration price			$ 25,000
Founder shares issued (in Shares)			3,593,750
Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Business combination description									The Company’s initial stockholders, including the Interests transferred to the Company’s officers and directors, have agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) six months after the completion of the initial Business Combination; and (B) subsequent to the initial Business Combination (x) if the closing price of the shares of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after the initial Business Combination or (y) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of the public stockholders having the right to exchange their shares of common stock for cash, securities or other property (except with respect to permitted transferees).